Label	Element	Value
S000104044 [Member]
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective immediately, the “Principal Investment Strategies” section of the Fund’s Prospectus is amended as described below.

(a)        In the “Fund Summary – Corgi SK hynix 2x Daily ETF,” the following sentences:

“To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly.”

are deleted in their entirety and replaced with the following:

“To pursue its 2x Daily Objective, the Fund will obtain its investment exposure only through total return swaps and other equity-linked instruments that reference sponsored depositary receipts representing the common stock of SK hynix Inc., including sponsored American Depositary Shares (“ADSs”) and the sponsored American Depositary Receipts evidencing them. The Fund will not invest directly in the common stock of SK hynix Inc. and will not reference unsponsored depositary receipts.”

(b)        In both the “Fund Summary – Corgi SK hynix 2x Daily ETF” and the “Additional Information About the Funds’ Investments” sections, the paragraph added by the superseded supplement dated June 30, 2026 is replaced in its entirety with the following:

“For the avoidance of doubt, the Fund will only obtain its leveraged exposure to SK hynix Inc. through total return swaps and other equity-linked instruments that reference sponsored depositary receipts representing the common stock of SK hynix Inc., including sponsored American Depositary Shares (“ADSs”) and the sponsored American Depositary Receipts evidencing them. The Fund will not reference unsponsored depositary receipts. As used in this Prospectus, the term “Underlying Security” includes the common stock of SK hynix Inc. and sponsored depositary receipts (including ADSs) representing that common stock.”